Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Statements Of Operations [Abstract]
Service revenue	$ 9,876,000	$ 11,243,000
Product revenue	4,199,000
Total Revenue	14,075,000	11,243,000	51,407,544	17,089,549
Cost of revenue	10,141,000	8,277,000	37,280,044	11,968,215
Gross profit	3,934,000	2,966,000	14,127,500	5,121,334
Operating expenses:
Depreciation and amortization	518,000	179,000	1,120,404	345,566
Salaries and wages	3,560,000	1,538,000	8,341,011	3,802,158
Selling, general and administrative	2,587,000	1,051,000	7,875,723	3,782,067
Change in fair value of contingent consideration		(105,000)	3,131,130
Total operating expenses	6,665,000	2,663,000	20,468,268	7,929,791
(Loss) income from operations	(2,731,000)	303,000	(6,340,768)	(2,808,457)
Other income (expenses):
Change in fair value of derivative instruments	20,978,000	16,000	(14,156,361)	198,908
Interest expense	(3,277,000)	(1,294,000)	(5,574,228)	(1,699,746)
Loss on extinguishment of debt	(5,740,000)		(992,000)
Loss on debt discount	(2,385,000)
Equity loss attributable to affiliate				(50,539)
Net gain on deconsolidation of subsidiary and write-off of related investment in subsidiary				453,514
Commission income			1,823,838
Other income			(176,000)
Total other income (expense)	9,576,000	(1,278,000)	(19,074,751)	(1,097,863)
Income (Loss) from continuing operations before benefit from income taxes	6,845,000	(975,000)	(25,415,519)	(3,906,320)
Provision for (benefit from) income taxes	137,000	(317,000)	(587,662)	(2,646,523)
Net income (loss) from continuing operations	6,708,000	(658,000)	(24,827,857)	(1,259,797)
Income from discontinued operations, net of tax		164,000	549,922	46,598
Net income (loss)	6,708,000	(494,000)	(24,277,935)	(1,213,199)
Net income (loss) attributable to non-controlling interest	53,000	(35,000)	76,169	16,448
Net income (loss) attributable to InterCloud Systems, Inc.	6,655,000	(459,000)	(24,354,104)	(1,229,647)
Less dividends on Series C, D, E, F and H Preferred Stock		(591,000)	(1,084,314)	(843,215)
Net income (loss) attributable to InterCloud Systems, Inc. common stockholders	$ 6,655,000	$ (1,050,000)	$ (25,438,418)	$ (2,072,862)
Basic and diluted income (loss) per share attributable to InterCloud Systems, Inc's. common stockholders:
Net loss from continuing operations			$ (8.02)	$ (1.36)
Income from discontinued operations, net of taxes			$ 0.17	$ 0.03
Net loss per share			$ (7.85)	$ (1.33)
Basic weighted average common shares outstanding			3,240,230	1,553,555
Diluted weighted average common shares outstanding			3,240,230	1,553,555
Basic loss per share attributable to InterCloud Systems, Inc. common stockholders:
Income (loss) from continuing operations	$ 0.70	$ (0.58)
Income from discontinued operations, net of taxes		$ 0.08
Net income (loss) per share	$ 0.70	$ (0.50)
Diluted loss per share attributable to InterCloud Systems, Inc. common stockholders:
(Loss) from continuing operations	$ (1.52)	$ (0.58)
Income from discontinued operations, net of taxes		$ 0.08
Net loss per share	$ (1.52)	$ (0.50)
Basic and diluted weighted average common shares outstanding	9,449,622	2,103,957